Employee benefits (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)
Employee benefits
Defined contribution plan expense	$ 3,191	¥ 20,581	¥ 17,018	¥ 14,337
Sales and marketing
Employee benefits
Defined contribution rate	55.00%	55.00%	51.00%	50.00%
Beijing Jiachenhong
Employee benefits
Defined contribution rate	40.00%	40.00%
Guangzhou Nuoya
Employee benefits
Defined contribution rate	40.00%	40.00%
Zhejiang Lukou
Employee benefits
Defined contribution rate	40.00%	40.00%